Additional Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Text Block [Abstract]
Schedule of Inventory
Inventories
consisted of the f
ollo
wing (in thousands):

	September 25, 2022	December 31, 2021
Raw materials and work in progress	$6,924	$5,233
Electric motorcycles and electric balance bikes	21,854	8,636
Parts and accessories and apparel	4,835	2,928

	$33,613	$16,797

Inventories, net
consisted of the following as of December 31, (in thousands):

	2021	2020
Raw materials and work in progress	$5,233	$3,999
Electric motorcycles and electric balance bikes	8,636	15,320
Parts and accessories and apparel	2,928	1,497

	$16,797	$20,816

Schedule of Property Plant and Equipment Net
Property, plant and equipment, net
consisted of the following, (in thousands):

	September 25, 2022	December 31, 2021
Construction in progress	$21,030	$9,746
Tooling	9,827	10,155
Machinery and equipment	2,844	3,317
Software	2,798	2,798
Leasehold improvements	1,635	1,266

	38,134	27,282
Accumulated depreciation	(12,023)	(9,388)

	$26,111	$17,894

Property, plant and equipment, net
consisted of the following as of December 31, (in thousands):

	2021	2020
Tooling	$10,155	$8,824
Leasehold improvements	1,266	1,224
Machinery and equipment	3,317	2,098
Software	2,798	307
Construction in progress	9,746	4,635

	27,282	17,088
Accumulated depreciation	(9,388)	(5,228)

	$17,894	$11,860

Schedule of Accrued Liabilities
Accrued liabilities
consisted of the follo
wi
ng, (in thousands):

	September 25, 2022	December 31, 2021
Payroll and employee benefits	$4,712	$6,129
Engineering	3,608	2,680
Supplier commitment	1,634	—
Warranty and recalls	833	720
Deferred revenue	221	1,644
Sales incentives	88	795
Taxes	591	918
Other	3,851	2,688

	$15,538	$15,574

Accrued liabilities
consisted of the following as of December 31, (in thousands):

	2021	2020
Sales concession	$—	$15,271
Payroll, employee benefits and related expenses	6,129	2,857
Engineering expenses	2,680	3,030
Deferred revenue	1,644	149
Tax-related accruals	918	372
Sales incentive programs	795	433
Warranty and recalls	720	473
Other	2,688	2,122

	$15,574	$24,707